LEASE LIABILITIES	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

12.	LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	60,208
Additions	1,587,041
Lease payments	(158,504)
Balance at September 30, 2026	$1,762,620

Which consists of:

	September 30, 2026	December 31, 2025
Current lease liability	$407,585	$143,624
Non-current lease liability	1,355,035	130,251
Ending balance	$1,762,620	$273,875

Maturity analysis	September 30, 2026	December 31, 2025
Less than one year	$477,530	$165,022
One to three years	859,514	141,519
Four to five years	724,111	-
Total undiscounted lease liabilities	2,061,155	306,541
Amount representing interest	(298,535)	(32,666)
	$1,762,620	$273,875

The three month and nine month variable lease payments of $61,127 (2025 — $46,668) and $178,768 (2025 — $140,064) respectively have been recognized in profit and loss.